Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	¥ 1,944,216
2027	1,565,223
2028	1,371,380
2029	1,074,899
2030	838,734
Thereafter	2,187,470
Total undiscounted lease payments	8,981,922
Less: imputed interest	(1,032,609)
Total lease liabilities	7,949,313	¥ 7,173,830
Finance Leases
2026	0
2027	0
2028	408,642
2029	0
2030	0
Thereafter	0
Total undiscounted lease payments	408,642
Less: imputed interest	(60,136)
Total lease liabilities	¥ 348,506	¥ 738,189